Subsequent Events (Narrative) (Details)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 25, 2013 Subsequent Event [Member] USD ($)	Oct. 25, 2013 Subsequent Event [Member] TWD
Short-term loan borrowings from bank	$ 405,913	$ 413,351	$ 396,223	$ 405,000	12,000,000
Loan from stockholder, effective interest rate				1.94%	1.94%
Bank loan payable to Taiwan Banks	$ 405,913	$ 413,351	$ 396,223